THE KP FUNDS

                          KP INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 7, 2017
    TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The primary objective of the Fund's Passive International Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Index. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. In the last three paragraphs beginning on page 23, the partial and first full paragraphs on page 24 and the last four full paragraphs on page 58, all references to "MSCI Europe, Australasia, Far East Index" and "MSCI EAFE Index" are replaced with "MSCI World ex-US Index."

2. The last two sentences of each of the fourth paragraph on page 23 and second paragraph on page 58 are deleted and replaced with the following:

"The MSCI World ex-US Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 22 developed market countries. It is designed to measure the equity market performance of developed markets, excluding the U.S."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-033-0100

                                  THE KP FUNDS

KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH 2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050 FUND, KP RETIREMENT PATH 2055 FUND AND KP RETIREMENT PATH 2060 FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED NOVEMBER 7, 2017
    TO THE PROSPECTUS DATED MAY 1, 2017, AS SUPPLEMENTED (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The KP International Equity Fund is an underlying fund in which the Funds may invest. The primary objective of the KP International Equity Fund's Passive International Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Index. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. In the last paragraph beginning on page 117 and the first three full paragraphs on page 118, all references to "MSCI Europe, Australasia, Far East Index" and "MSCI EAFE Index" are replaced with "MSCI World ex-US Index."

2. The last two sentences of the last paragraph beginning on page 117 are deleted and replaced with the following:

"The MSCI World ex-US Index is a free float-adjusted market capitalization-weighted index comprised of equity securities issued by companies from 22 developed market countries. It is designed to measure the equity market performance of developed markets, excluding the U.S."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-034-0100